Financial instruments—fair values and risk management - Currency risk (Details) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
USD
Currency risk
Net exposure	€ 2,407	€ (1,474)
USD | Trade receivables
Currency risk
Net exposure	1,224	4,275
USD | Trade payables and other liabilities
Currency risk
Net exposure	3,631	2,801
INR
Currency risk
Net exposure	37	(62)
INR | Trade receivables
Currency risk
Net exposure	18	36
INR | Trade payables and other liabilities
Currency risk
Net exposure	55	98
AED
Currency risk
Net exposure	17	16
AED | Trade receivables
Currency risk
Net exposure		(1)
AED | Trade payables and other liabilities
Currency risk
Net exposure	€ 17	€ 15